April 18, 2014	44046.00007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: The Tocqueville Trust (the “Trust”) (333-[ ])

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Trust. As indicated on the facing page, the Trust proposes that the filing become effective on May 19, 2014, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganization of the Bridgehampton Value Strategies Fund into The Tocqueville Alternative Strategies Fund, a series of the Trust.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP